Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Provisions
Provisions as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Employment benefits
Provisions for employment benefits	￦	810,607	—	913,787	—
Litigation
Litigation provisions		79,359	118,878	48,621	24,955
Decommissioning cost
Nuclear plants		—	10,195,928	—	13,007,228
Spent fuel		—	1,374,225	—	1,339,046
Waste		2,566	1,476,936	11,494	1,626,877
PCBs		—	191,744	—	180,087
Other recovery provisions		—	507	—	6,659
Others
Power plant regional support program		152,851	—	153,756	—
Transmission regional support program		282,608	—	243,365	—
Provisions for tax		106	136	61	—
Provisions for financial guarantee		458	29,207	—	23,475
Provisions for RPS		417,404	—	271,624	—
Provisions for greenhouse gas emissions obligations		249,644	—	414,252	—
Others		4,385	39,590	80,538	16,387

	￦	1,999,988	13,427,151	2,137,498	16,224,714

Changes in provisions
Changes in provisions for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	718,365	1,047,342	(947,982)	(7,108)	(10)	810,607
Litigation
Litigation provisions		167,965	124,931	(294,403)	(20,736)	220,480	198,237
Decommissioning cost
Nuclear plants		9,684,286	513,383	(1,741)	—	—	10,195,928
Spent fuel		1,375,185	469,982	(470,942)	—	—	1,374,225
Waste		1,502,140	49,092	(71,998)	—	268	1,479,502
PCBs		182,400	30,675	(21,331)	—	—	191,744
Other recovery provisions		862	—	—	(20)	(335)	507
Others
Power plant regional support program		129,655	50,252	(41,540)	—	14,484	152,851
Transmission regional support program		228,785	253,664	(199,841)	—	—	282,608
Provisions for tax		136	125	—	—	(19)	242
Provisions for financial guarantee		4,288	29,741	—	(4,298)	(66)	29,665
Provisions for RPS		363,178	420,154	(309,975)	(55,953)	—	417,404
Provisions for greenhouse gas emissions obligations		78,829	298,618	(116,336)	(11,467)	—	249,644
Others		7,856	37,491	(2,699)	(9)	1,336	43,975

	￦	14,443,930	3,325,450	(2,478,788)	(99,591)	236,138	15,427,139

		2017
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	810,607	984,896	(880,255)	(1,461)	—	913,787
Litigation
Litigation provisions		198,237	34,629	(152,461)	(7,096)	267	73,576
Decommissioning cost
Nuclear plants		10,195,928	2,818,033	(6,733)	—	—	13,007,228
Spent fuel		1,374,225	307,682	(342,861)	—	—	1,339,046
Waste		1,479,502	222,632	(63,763)	—	—	1,638,371
PCBs		191,744	5,309	(14,266)	(2,700)	—	180,087
Other recovery provisions		507	5,939	—	—	213	6,659
Others
Power plant regional support program		152,851	94,039	(103,889)	—	10,755	153,756
Transmission regional support program		282,608	143,178	(182,421)	—	—	243,365
Provisions for tax		242	—	(25)	(136)	(20)	61
Provisions for financial guarantee		29,665	3,760	—	(9,945)	(5)	23,475
Provisions for RPS		417,404	242,946	(388,726)	—	—	271,624
Provisions for greenhouse gas emissions obligations		249,644	422,666	(256,758)	(1,300)	—	414,252
Others(*)		43,975	6,639	(3,348)	(26,477)	76,136	96,925

	￦	15,427,139	5,292,348	(2,395,506)	(49,115)	87,346	18,362,212

(*)	As described in note 50.(1), the Company believes that the possibility of economic outflow is probable on the cost of construction suspension of Shin-Kori Unit 5 and 6 for three months. For this reason, the Company recognized ￦77,261 million of provision as addition to construction-in-progress.